Financial instruments by category (Narrative) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments by category
Cash on hand	$ 12,000	$ 17,000	$ 23,000
Financial liabilities, at fair value	$ 431,660,000	$ 661,404,000